EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [text block] [Abstract]
Disclosure of earnings per share [text block]

NOTE 30 - EARNINGS / (LOSS) PER SHARE

	For the year ended
	December 31,
Basic earnings / (loss) per share	2019	2018	2017
		Restated	Restated

Earnings / (loss) attributable to owners of the parent (ThUS$)	190,430	309,811	108,896

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Basic earnings / (loss) per share (US$)	0.31403	0.51090	0.17958

	For the year ended
	December 31,
Diluted earnings / (loss) per share	2019	2018	2017
		Restated	Restated

Earnings / (loss) attributable to owners of the parent (ThUS$)	190,430	309,811	108,896

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Weighted average number of shares, diluted	606,407,693	606,407,693	606,407,693

Diluted earnings / (loss) per share (US$)	0.31403	0.51090	0.17958